SEGMENTED INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Silver	$ 28,284	$ 16,642
Copper	27,437	13,137
Gold	16,962	20,361
Penalties, Treatment Costs And Refining Charges	(6,505)	(6,251)
Total Revenue From Mining Operations	$ 66,178	$ 43,889